INVENTORY	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
INVENTORY
INVENTORY

AS AT DEC. 31 (MILLIONS)	2018	2017
Residential properties under development	$2,001	$2,245
Land held for development	1,794	1,922
Completed residential properties	1,398	917
Industrial products and other[1]	1,796	1,227
Total	$6,989	$6,311

1.	Industrial products and other includes fuel inventory of $585 million (2017 – $612 million).
The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$4,578	$3,585
Non-current	2,411	2,726
Total	$6,989	$6,311

During the year ended December 31, 2018, the company recognized $25.7 billion (2017 – $15.2 billion) of inventory relating to cost of goods sold and a $22 million recovery of previously impaired inventory (2017 – $37 million impairment expense). The carrying amount of inventory pledged as collateral at December 31, 2018 was $3.5 billion (2017 – $2.9 billion).